Share-Based Payments - Fair value of warrants (Details) - Warrants - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Share-Based Payments
Percentage of weightage for private scenario	40.00%
Share price for private scenarioe (USD per share)		$ 8.89
Percentage of weightage for IPO scenario	60.00%
Share price for IPO scenario (USD per share)		$ 11.00
Lack of marketability discount	10.00%
Acceleration of expense		$ 0.8